Fair Value Measurements (Short-term Receivables and Payables, Narrative) (Details)	1 Months Ended										2 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	May 31, 2017 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term bank loans													$ 114,528,000		$ 129,677,000
Sohu [Member] | Factoring contract with recourse with HSBC [Member] | Fair Value, Measurements, Recurring [Member] | HSBC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank									$ 26,200,000	¥ 180,000,000
Accounts receivable to secure short-term bank loan									28,800,000								¥ 198,000,000
Total outstanding balance of bank loan													0	¥ 0	0	¥ 0
Sohu [Member] | Credit agreements with Ping An Bank [Member] | Fair Value, Measurements, Recurring [Member] | Ping An Bank [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank					$ 87,400,000	¥ 600,000,000			$ 364,300,000	¥ 2,500,000,000
Times over reference interest rate									115.00%	115.00%
Loan received from bank							$ 58,300,000	¥ 400,000,000
Short-term loan, interest rate							6.525%	6.525%
Additional interest rate over LPR							150.00%	150.00%
Total outstanding balance of bank loan													0	0	0	0
Sohu [Member] | Credit agreement with ICBC [Member] | Fair Value, Measurements, Recurring [Member] | ICBC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank					$ 116,600,000	¥ 800,000,000
Short-term bank loans													57,200,000	399,000,000
Additional interest rate over LPR					1.20%	1.20%
Installments of bank loan payable					Four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment	Four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment
Total outstanding balance of bank loan													57,300,000	400,000,000	116,600,000	800,000,000
Sohu [Member] | Credit agreement with CMB [Member] | Fair Value, Measurements, Recurring [Member] | CMB [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank			$ 102,000,000	¥ 700,000,000
Short-term bank loans													57,200,000	399,000,000
Loan received from bank	$ 43,700,000	¥ 300,000,000	$ 58,300,000	¥ 400,000,000							$ 59,300,000	¥ 399,000,000
Short-term loan, interest rate	6.00%	6.00%	6.00%	6.00%							5.10%	5.10%
Installments of bank loan payable	Four installments, with the first installment of RMB45 million (or $6.7 million) having been paid in December 2018; the second and third installments of RMB90 million (or $13.1 million) in the aggregate were paid early in June 2019; and the fourth installment of RMB165 million (or $23.3million) was paid early in July 2019	Four installments, with the first installment of RMB45 million (or $6.7 million) having been paid in December 2018; the second and third installments of RMB90 million (or $13.1 million) in the aggregate were paid early in June 2019; and the fourth installment of RMB165 million (or $23.3million) was paid early in July 2019
Total outstanding balance of bank loan													$ 57,200,000	¥ 399,000,000	$ 95,400,000	¥ 655,000,000